Cover	12 Months Ended
Sep. 28, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	KULICKE AND SOFFA INDUSTRIES, INC.
Entity Central Index Key	0000056978